Nature of Operations and Summary of Significant Accounting Policies - Schedule of Net Income (Loss) Per Share (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss attributable to common stockholders	$ (1,549,800)	$ (752,000)	$ (3,532,800)	$ 235,600
Effect of dilutive securities:
Diluted net loss	$ (1,549,800)	$ (752,000)	$ (3,532,800)	$ 235,600
Weighted average common shares outstanding - basic	13,269,055	3,513,517	4,214,418	3,513,517
Dilutive securities (a): Options
Dilutive securities (a): Warrants
Weighted average common shares outstanding and assumed conversion - diluted	13,269,055	3,513,517	4,214,418	3,513,517
Basic net loss per common share	$ (0.12)	$ (0.21)	$ (0.84)	$ 0.07
Diluted net loss per common share	$ (0.12)	$ (0.21)	$ (0.84)	$ 0.07
(a) - Anti-dilutive securities excluded:	278,870	140,695	241,609	139,742